Operations	12 Months Ended
Dec. 31, 2021
Disclosure of joint operations [abstract]
Operations	Operations
StoneCo Ltd. (the “Company”), is a Cayman Islands exempted company with limited liability, incorporated on March 11, 2014. The registered office of the Company is located at 4th Floor, Harbour Place 103 South Church Street.
The Company is controlled by HR Holdings, LLC, which owns 57.6% of voting power, whose ultimates parents are an investment fund, the VCK Investment Fund Limited SAC A, and a trust duly organized, the Old Bridges Trust, each one owned by the co-founders of the Company. The individual Company’s shares are publicly traded on Nasdaq (STNE) and depositary receipts (BDRs) representing the Company’s shares are traded on the São Paulo exchange (B3 under the ticker STOC31).
The Company and its subsidiaries (collectively, the “Group”) are principally engaged in providing financial technology services and software solutions to clients allowing them to conduct electronic commerce seamlessly across in-store, online, and mobile channels and helping them better manage their businesses, become more productive and sell more - both online and offline.
The consolidated financial statements were approved by the Audit Committee on a meeting held on March 16, 2022.
1.1.    2019 Follow-on
On April 1, 2019 the Company filed a follow-on prospectus, declared effective by the Securities and Exchange Commission (“SEC”) on April 2, 2019, in which selling shareholders offered 19,500,000 Class A common shares of the Company. The Company did not offer any Class A common shares and did not receive any proceeds from the sale of this shares.
1.2.    2020 Follow-on
On August 12, 2020, the Company filed a follow-on prospectus offering 31,481,250 of its Class A common shares, of a par value of US$0.000079365 per share, including the full exercise of the underwriters’ option to purchase 4,106,250 additional shares (“Offering”).
The Offering price was US$47.50 per Class A common share, resulting in gross proceeds of US$1,495,359 thousand. The Company received net proceeds of US$1,464,702 thousand (or R$7,872,554), after deducting US$30,657 thousand in underwriting discounts and commissions. Additionally, the Company incurred in US$7,278 thousand (or R$39,964) regarding other offering expenses.
The shares offered and sold in the Offering were registered under the Securities Act of 1933, as amended, pursuant to the Company’s Registration Statement on Form F-3 (Registration No. 333-244404), which was declared effective by the Securities and Exchange Commission on August 17, 2020.
The Company used the net proceeds from the Offering to finance the acquisition of Linx S.A (Note 1.3), and to pay related fees and expenses, as well as for general corporate purposes.
1.3.    Linx acquisition
On November 17, 2020, Linx S.A. (“Linx”) held an Extraordinary General Meeting that approved the business combination between STNE Participações S.A. (“STNE Par”), that holds our software investments business, and Linx, a leading provider of retail management software in Brazil. The transaction was unanimously approved by the Brazilian Antitrust Authority (“CADE”) on June 16, 2021, with no restrictions, and was completed on July 01, 2021.
Pursuant to the terms and subject to the conditions set forth in the Association Agreement and its amendments, each Linx share issued and outstanding immediately prior to the consummation of the transaction was automatically contributed to us in exchange for one newly issued redeemable STNE Par Class A Preferred Share and one newly issued redeemable STNE Par Class B Preferred Share. Immediately thereafter, each STNE Par Class A Preferred Share was redeemed for a cash payment of R$33.5229 updated proportionally according to the CDI rate variation from February 11, 2021 until the date of the effective payment and each STNE Par Class B Preferred Share was redeemed for 0.0126730 BDR (Brazilian Depositary Receipt) Level1 (“StoneCo BDR”), admitted to trading on B3, and credited to the shareholders’ account on July 01, 2021, provided that each 1 (one) StoneCo BDR corresponded to 1 (one) StoneCo Class A Share (the “Base Exchange Ratio”). The Base Exchange Ratio was calculated on a fully diluted basis, assuming a number of fully diluted shares of Linx of 178,361,138 on the transaction consummation date and represented a total consideration of R$37.78 for each Linx share.
The redemption mentioned above was adjusted by a Linx’s intermediary dividend payment, approved on June 16, 2021, based on the accumulated profits of fiscal years prior to 2020, as evidenced in its balance sheet as of December 31, 2020, in the amount of R$100,000 (one hundred million reais), corresponding to R$0.5636918 per share. On the date of the dividend approval, we already had Linx’s shares classified as Short-term investments, so it received an amount of R$20,129 as dividends, recognized in Other income (expenses), net.
For further information, see Note 29.